Note 19 - Capital Management	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of capital management [text block]
NOTE 19.	CAPITAL MANAGEMENT

The Group’s capital management policy is to maintain a strong capital base to support investor, creditor and market confidence and to sustain future development of the business in accordance with its growth plans.

In
2019,
the Group observed significant growth for its microlending businesses in multiple countries, as disclosed in Notes
4
and
5.
The microlending businesses are capital intensive by nature. As of
December 31, 2019,
the Group had loans due from customers with a carrying amount of
US$93,115
thousand. The Group effectively used its balance of cash and cash equivalents to finance the microlending business, either directly or via local credit institutions. As of
December 31, 2019,
short-term loans denominated in Indian Rupee from the credit institution used to partially fund the microlending business totaled
US$42,247
thousand. The loans from the credit institution are provided under a credit facility, which requires that the Group transfers cash representing at least
111%
of the credit facility amount into a restricted U.S. Dollar escrow account as collateral for the credit institution. As of
December 31, 2019,
the Group had transferred
US$52,878
thousand into the escrow account. The balance in the escrow account is classified as a receivable in the Statement of Financial Position due to it not
being available to meet the Group’s short-term commitments. The balance in the escrow account is restricted for the duration of the credit facility term, which is one
year, with an option to extend the term. Management of the Group is continuously monitoring and evaluating the capital needs of the microlending businesses and seeks to achieve a capital allocation that maximizes the expected return while minimizing the credit and foreign exchange risks. See Note
18
 for information on the Group’s financial risk management.

As part of the Group's cash management policy, up to
US$70
million of the Group’s capital
may
be used to invest in publicly traded securities in accordance with the applicable board instructions to the management of the Group. The CEO is managing and overseeing this investment activity. The primary objective of investing in publicly traded securities is to preserve capital while generating long term capital growth by achieving the highest possible return on invested capital relative to acceptable risk. In accordance with the board instructions, the Group may
enter short positions in publicly traded securities, which was done to a limited extent in
2019.
Total net loss from short positions was
US$365
thousand in
2019,
compared to a net gain of
US$38
thousand in
2018.
As of
December 31, 2019,
the Group had investments in publicly traded equity instruments with a fair value of
US$42,146
thousand, an increase from
US$667
thousand as of year-end
2018.
The Group did
not
have any open short positions as of year-end
2019.
The net gain in
2019
on investments in publicly traded securities was
US$8,477
thousand (
2018:
net loss of
US$1,485
thousand).

In
February 2019,
the Group completed the share repurchase program which was announced in
November 2018.
A total of
1.5
million ADSs were repurchased for a total cost of
US$5,780
thousand. The treasury shares were transferred to employees in
February 2019
under the share-based remuneration scheme.

In
September
and
October 2019,
the Group raised additional equity of
US$81,269
thousand, net of underwriting discounts, commissions, and other transaction costs, through the successful completion of a follow-on offering of
8,625,000
ADSs at a public offering price of
US$10.00
per ADS. Underwriting discounts, commission and other transaction costs totaled
US$4,981
thousand. At the point in time of the follow-on offering, the Group intended to use the net proceeds for general corporate purposes.

As of
December 31, 2019,
the Group had an equity ratio of
86%
and working capital, as expressed by total current assets less total current liabilities, of
US$289,757
thousand. Total amount of cash, cash equivalents, and marketable securities was
US$181,633
thousand.

See Note
17
 for a schedule of maturities for financial liabilities.